UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street, Omaha, Nebraska          68137

(Address of principal executive offices)

(Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 450 Wireless Blvd., Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2616

Date of fiscal year end:

1/31

Date of reporting period: 10/31/09

Item 1.  Schedule of Investments.

Incline Capital Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
October 31, 2009
Shares		Market Value

	EXCHANGE TRADED FUNDS - 74.29%
44,000	PowerShares DB US Dollar Index Bearish Fund	$ 1,234,200
13,000	iShares Barclays 20+ Year Treasury Bond Fund	1,245,140
22,000	iShares MSCI EAFE Index Fund	1,172,600
16,000	iShares MSCI Emerging Markets Index Fund	601,120
13,000	iShares Russell 1000 Growth Index Fund	594,360
20,000	iShares Russell 2000 Growth Index Fund	1,222,200
11,000	iShares Russell 2000 Value Index Fund	581,570
25,000	ProShares Ultra QQQ	1,192,500
36,000	ProShares Ultra S&P 500	1,182,600
	TOTAL EXCHANGE TRADED FUNDS	9,026,290
	( Cost - $9,076,883)

	SHORT-TERM INVESTMENTS - 28.51%
	MONEY MARKET FUND - 28.51%
1,154,668	AIM STIT - Liquid Assets Portfolio , 0.13%+	1,154,668
1,154,637	AIM STIT-STIC Prime Portfolio , 0.05%+	1,154,637
1,154,654	Fifth Third Institutional Money Market Fund, 0.06%+	1,154,654
	TOTAL SHORT-TERM INVESTMENTS	3,463,959
	( Cost - $3,463,959)

	TOTAL INVESTMENTS - 102.80%
	( Cost - $12,540,842)	12,490,249
	LIABILITIES IN EXCESS OF OTHER ASSETS - (2.80) %	(339,773)
	NET ASSETS - 100.00%	$ 12,150,476

+ Reflects yield at October 31, 2009.

(a) Represents cost for financial reporting purposes and differs from market value by net unrealized appreciation (depreciation) of securities as follows:
At October 31, 2009, net unrealized depreciation on investment securities, for financial reporting purposes, was as follows:
Aggregate gross unrealized appreciation for all investments
for which there was an excess of value over cost
Aggregate gross unrealized depreciation for all investments		$ 29,043
for which there was an excess of cost over value		(79,636)
Net unrealized depreciation		$ (50,593)

Incline Capital Long/Short Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
October 31, 2009
Shares		Market Value

The Portfolio utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 - Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 -  Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.   These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participate would use in valuing the asset or liability, and would be based on the best information available.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of October 31, 2009 in valuing the Portfolio's assets carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$ 9,026,290	-	-	$ 9,026,290
Short-Term Investments	3,463,959	-	-	3,463,959
Total	$ 12,490,249	$ -	$ -	$ 12,490,249

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date   12/29/09

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Andrew Rogers

Andrew Rogers, President

Date   12/29/09

By (Signature and Title)

/s/ Kevin Wolf

Kevin Wolf, Treasurer

Date   12/29/09